Financial instruments (Details Textual)				1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 03, 2013 USD ($)	Apr. 04, 2012 USD ($)	Jan. 13, 2009 USD ($)	Oct. 23, 2014 USD ($)	Apr. 21, 2010 USD ($)	Sep. 30, 2017	Dec. 31, 2017 USD ($)	Apr. 05, 2018	Dec. 31, 2016 USD ($)	Apr. 04, 2012 CLF ( )	Jan. 13, 2009 CLF ( )	Jan. 24, 2006 USD ($)	Jan. 24, 2006 CLF ( )	Apr. 05, 2005 USD ($)
Financial instruments [Line Items]
Term deposits, maturity						exceeding 90 days and less than 360 days
Current bonds issued net of issuance costs							$ 13,494,000		$ 58,973,000
Non current bonds issued net of issuance costs							1,031,507,000		1,059,706,000
Notional amount							290,397,000		95,623,000
Borrowings, interest rate								3.25%
Outstanding purchase commitments							41,601,000		19,959,000
Western Australia Lithium [Member]
Financial instruments [Line Items]
Investments in joint ventures							24,745,000
Single series bond One [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs							2,289,000		2,288,000
Non current bonds issued net of issuance costs									249,096,000
Notional amount							$ 0		0
Borrowings, interest rate							1.47%
Borrowings, maturity							04/21/2018
Single series bond One [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount					$ 250,000,000
Borrowings, interest rate					5.50%
Borrowings, maturity					10
Single series bond Three [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs							$ 2,043,000		2,043,000
Non current bonds issued net of issuance costs									296,770,000
Notional amount							$ 0		0
Borrowings, interest rate							2.12%
Borrowings, maturity							0403//2018
Single series bond Three [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount	$ 300,000
Borrowings, interest rate	3.625%
Borrowings, maturity	10
Annual yield rate	3.716%
Description of difference between the annual interest rate and comparable rate with treasury bonds	This rate equates to a difference of 180 basis points to comparable US Treasury bonds.
Single series bond Two [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs							$ 4,215,000		4,216,000
Non current bonds issued net of issuance costs									246,931,000
Notional amount							$ 0		0
Borrowings, interest rate							3.17%
Borrowings, maturity							01/28/2018
Single series bond Two [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount				$ 250,000,000
Borrowings, interest rate				4.375%
Borrowings, maturity				2025
Percentage of bonds issue price				99.41%
Series C bonds [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs									6,098,000
Non current bonds issued net of issuance costs									53,131,000
Notional amount									5,903,000
Series C bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount												$ 101,918,000	3,000,000
Borrowings, interest rate												4.00%	4.00%
Single series bond [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount														$ 200,000,000
Borrowings, interest rate														0.00%
Series H bonds [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs							$ 3,988,000		3,587,000
Non current bonds issued net of issuance costs									155,755,000
Notional amount							$ 0		0
Borrowings, interest rate							2.18%
Borrowings, maturity							01/05/2018
Series H bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount			$ 139,216,000								4,000,000
Borrowings, interest rate			4.90%								4.90%
Borrowings, maturity			21
Series G bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount			$ 34,146,000								21,000,000
Borrowings, interest rate			7.00%								7.00%
Borrowings, maturity			5
Series M bonds [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs									39,882,000
Notional amount									39,356,000
Series M bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount		$ 46,601								1,000,000
Borrowings, interest rate		3.30%								3.30%
Borrowings, maturity		5
Series O bonds [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs							$ 959,000		859,000
Non current bonds issued net of issuance costs									58,023,000
Notional amount							$ 0		$ 0
Borrowings, interest rate							2.80%
Borrowings, maturity							02/01/2018
Series O bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount		$ 69,901								1,500,000
Borrowings, interest rate		3.80%								3.80%
Borrowings, maturity		21
Series P bonds [Member]
Financial instruments [Line Items]
Explanation of information about the issue of bonds on approval by the regulatory							If the modified line is approved by the Financial Markets Commission, a series of bonds denominated Series P will be issued for a nominal value of up to UF 3 million, with a maturity date of January 15, 2028.